Related party transactions (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Assets	R$ 46,464,248	R$ 43,405,237
Derivatives Measured At Fair Value Through Profit Or Loss, Net	(333,181)	4,483,269
Debt Instruments	67,071	497,304
Loans and other amounts with credit institutions - Availability and Applications in Foreign Currency (Overnight Applications)	18,899,972	14,479,128
Loans and other values with customers	27,607,543	23,771,297
Other Assets	200,372	160,889
Warranties and Limits	22,471	13,350
Liabilities	(11,345,866)	(20,542,100)
Deposits from credit institutions	(608,137)	(5,258,639)
Securities	(558,904)	(226,365)
Customer deposits	(1,975,864)	(1,402,507)
Other financial liabilities - Dividends and interest on equity payable	(7,268,606)	(7,186,249)
Other Liabilities	(934,355)	(352,122)
Debt Instruments Eligible for Capital		(6,116,218)
Income	(1,645,339)	2,064,461
Interest and similar income - Loans and amounts due from credit institutions	315,152	508,238
Warranties and Limits	25	16,276
Interest expense and similar charges	(1,440,614)	(1,770,988)
Fee and commission income (expense)	2,386,305	1,857,678
Gains (losses) on financial assets and liabilities and exchange differences (net)	(2,158,895)	2,056,431
Other operating income (expenses)	326,301	227,882
Administrative expenses and amortization	(913,664)	(671,107)
Profit from disposal of assets not classified as non-current assets held for sale	(159,949)	(159,949)
Subsidiaries Key Management Personnel [Member]
IfrsStatementLineItems [Line Items]
Assets	58,891	36,813
Derivatives Measured At Fair Value Through Profit Or Loss, Net
Debt Instruments
Loans and other amounts with credit institutions - Availability and Applications in Foreign Currency (Overnight Applications)
Loans and other values with customers	36,420	23,463
Other Assets
Warranties and Limits	22,471	13,350
Liabilities	(618,068)	(407,621)
Deposits from credit institutions
Securities	(39,904)	(76,365)
Customer deposits	(29,246)	(26,553)
Other financial liabilities - Dividends and interest on equity payable
Other Liabilities	(548,918)	(304,703)
Debt Instruments Eligible for Capital
Income	(665,054)	(618,470)
Interest and similar income - Loans and amounts due from credit institutions	314	2,835
Warranties and Limits	25	16,276
Interest expense and similar charges	(665,501)	(638,304)
Fee and commission income (expense)		454
Gains (losses) on financial assets and liabilities and exchange differences (net)	108	269
Other operating income (expenses)
Administrative expenses and amortization
Profit from disposal of assets not classified as non-current assets held for sale
Parent [member]
IfrsStatementLineItems [Line Items]
Assets	18,182,830	18,816,451
Derivatives Measured At Fair Value Through Profit Or Loss, Net	(333,181)	4,483,269
Debt Instruments
Loans and other amounts with credit institutions - Availability and Applications in Foreign Currency (Overnight Applications)	18,514,514	14,331,685
Loans and other values with customers
Other Assets	1,497	1,497
Warranties and Limits
Liabilities	(304,650)	(11,147,364)
Deposits from credit institutions	(11,181)	(5,030,951)
Securities
Customer deposits
Other financial liabilities - Dividends and interest on equity payable
Other Liabilities	(293,469)	(195)
Debt Instruments Eligible for Capital		(6,116,218)
Income	(2,790,659)	1,311,196
Interest and similar income - Loans and amounts due from credit institutions	268,957	349,749
Warranties and Limits
Interest expense and similar charges	(625,820)	(871,324)
Fee and commission income (expense)	(5,344)	(12,674)
Gains (losses) on financial assets and liabilities and exchange differences (net)	(2,157,771)	2,056,710
Other operating income (expenses)
Administrative expenses and amortization	(270,681)	(211,265)
Profit from disposal of assets not classified as non-current assets held for sale
Joint Controlled Companies And Other Related Party [Member]
IfrsStatementLineItems [Line Items]
Assets	28,222,527	24,551,973
Derivatives Measured At Fair Value Through Profit Or Loss, Net
Debt Instruments	67,071	497,304
Loans and other amounts with credit institutions - Availability and Applications in Foreign Currency (Overnight Applications)	385,458	147,443
Loans and other values with customers	27,571,123	23,747,834
Other Assets	198,875	159,392
Warranties and Limits
Liabilities	(10,423,148)	(8,987,115)
Deposits from credit institutions	(596,956)	(227,688)
Securities	(519,000)	(150,000)
Customer deposits	(1,946,618)	(1,375,954)
Other financial liabilities - Dividends and interest on equity payable	(7,268,606)	(7,186,249)
Other Liabilities	(91,968)	(47,224)
Debt Instruments Eligible for Capital
Income	1,810,374	1,371,735
Interest and similar income - Loans and amounts due from credit institutions	45,881	155,654
Warranties and Limits
Interest expense and similar charges	(149,293)	(261,360)
Fee and commission income (expense)	2,391,649	1,869,898
Gains (losses) on financial assets and liabilities and exchange differences (net)	(1,232)	(548)
Other operating income (expenses)	326,301	227,882
Administrative expenses and amortization	(642,983)	(459,842)
Profit from disposal of assets not classified as non-current assets held for sale	R$ (159,949)	R$ (159,949)